The New Economy Fund®
Investment portfolio
February 28, 2023
unaudited

Common stocks 91.02% Information technology 30.91%	Shares	Value (000)
Broadcom, Inc.	1,762,854	$1,047,646
Microsoft Corp.	3,876,126	966,783
Micron Technology, Inc.	10,231,283	591,573
Applied Materials, Inc.	3,584,751	416,369
Ceridian HCM Holding, Inc.[1]	5,097,121	371,733
Mastercard, Inc., Class A	1,002,456	356,163
ASML Holding NV	480,891	297,045
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,290,000	199,390
Taiwan Semiconductor Manufacturing Company, Ltd.	4,536,000	76,073
NVIDIA Corp.	898,548	208,607
Wolfspeed, Inc.[1]	2,748,332	203,322
Apple, Inc.	1,303,492	192,148
Motorola Solutions, Inc.	700,915	184,207
Arista Networks, Inc.[1]	1,318,000	182,807
Salesforce, Inc.[1]	1,108,296	181,328
eMemory Technology, Inc.	2,329,000	142,937
SK hynix, Inc.	2,014,583	136,107
Snowflake, Inc., Class A1	847,095	130,775
Insight Enterprises, Inc.[1]	901,073	120,672
TE Connectivity, Ltd.	852,400	108,528
ServiceNow, Inc.[1]	229,277	99,087
Shopify, Inc., Class A, subordinate voting shares[1]	2,339,493	96,247
Samsung Electronics Co., Ltd.	2,006,850	91,906
Fiserv, Inc.[1]	778,500	89,598
Smartsheet, Inc., Class A1	2,006,421	88,323
EPAM Systems, Inc.[1]	262,166	80,655
Block, Inc., Class A1	950,000	72,893
Amadeus IT Group SA, Class A, non-registered shares[1]	1,159,833	72,869
Visa, Inc., Class A	324,500	71,371
SAP SE	626,081	71,174
First Solar, Inc.[1]	410,488	69,430
MongoDB, Inc., Class A1	306,667	64,253
MediaTek, Inc.	2,636,400	62,558
RingCentral, Inc., Class A1	1,743,400	57,602
Informatica, Inc., Class A1,2	3,066,832	52,903
Adyen NV1	37,000	52,644
Accenture PLC, Class A	179,997	47,798
Synopsys, Inc.[1]	130,000	47,289
Marqeta, Inc., Class A1	7,660,022	44,428
Monday.com, Ltd.[1,2]	267,000	41,310
HubSpot, Inc.[1]	106,437	41,176
Keyence Corp.	93,500	40,441
DoubleVerify Holdings, Inc.[1]	1,417,597	37,240
Cloudflare, Inc., Class A1	603,000	36,186
Twilio, Inc.[1]	492,205	33,081
GMO Payment Gateway, Inc.	389,700	32,028
The New Economy Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Datadog, Inc., Class A1	392,303	$30,019
Ciena Corp.[1]	574,000	27,678
Atlassian Corp., Class A1	161,927	26,609
Palo Alto Networks, Inc.[1]	136,919	25,791
Zscaler, Inc.[1]	180,500	23,673
Qorvo, Inc.[1]	232,001	23,407
Affirm Holdings, Inc., Class A1,2	1,645,379	22,410
CrowdStrike Holdings, Inc., Class A1	183,400	22,135
Autodesk, Inc.[1]	106,661	21,192
OBIC Co., Ltd.	85,000	12,448
GitLab, Inc., Class A1,2	277,830	12,236
Nice, Ltd. (ADR)[1]	54,990	11,405
Confluent, Inc., Class A1	400,500	9,768
Stripe, Inc., Class B1,3,4	52,548	1,079
		7,978,553
Health care 21.81%
UnitedHealth Group, Inc.	1,271,712	605,259
Thermo Fisher Scientific, Inc.	964,963	522,778
Agilon Health, Inc.[1,2]	14,502,853	307,605
Eli Lilly and Company	902,848	280,984
Alnylam Pharmaceuticals, Inc.[1]	1,426,837	273,168
Abbott Laboratories	2,625,328	267,048
Seagen, Inc.[1]	1,287,300	231,315
Centene Corp.[1]	3,290,369	225,061
Align Technology, Inc.[1]	632,500	195,759
Daiichi Sankyo Company, Ltd.	6,200,645	195,052
Insulet Corp.[1]	554,620	153,275
Molina Healthcare, Inc.[1]	533,181	146,801
Novo Nordisk A/S, Class B	899,000	127,267
WuXi AppTec Co., Ltd., Class H	10,960,652	116,666
Stryker Corp.	428,628	112,678
Catalent, Inc.[1]	1,568,000	106,969
WuXi Biologics (Cayman), Inc.[1]	14,794,000	103,095
Exact Sciences Corp.[1]	1,641,955	102,343
Vertex Pharmaceuticals, Inc.[1]	346,278	100,521
Revance Therapeutics, Inc.[1]	2,810,000	97,507
AbbVie, Inc.	632,900	97,403
Humana, Inc.	183,578	90,875
The Cigna Group	300,000	87,630
PerkinElmer, Inc.	670,805	83,562
Pfizer, Inc.	2,026,300	82,207
Gilead Sciences, Inc.	1,000,810	80,595
NovoCure, Ltd.[1]	976,910	75,193
Zoetis, Inc., Class A	440,515	73,566
Rede D’Or Sao Luiz SA	14,163,192	69,119
GE HealthCare Technologies, Inc.[1]	898,774	68,307
Bachem Holding AG	637,925	63,633
BioMarin Pharmaceutical, Inc.[1]	634,884	63,228
Regeneron Pharmaceuticals, Inc.[1]	73,399	55,814
EssilorLuxottica	300,092	52,182
AstraZeneca PLC	382,000	49,992
Argenx SE (ADR)[1]	111,572	40,838
Idorsia, Ltd.[1,2]	2,972,020	39,318
iRhythm Technologies, Inc.[1]	323,194	38,033
The New Economy Fund — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
IQVIA Holdings, Inc.[1]	156,600	$32,646
DexCom, Inc.[1]	276,469	30,691
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	548,656	24,828
Carl Zeiss Meditec AG, non-registered shares	165,982	22,173
Penumbra, Inc.[1]	64,263	16,708
Olympus Corp.	774,300	13,046
HOYA Corp.	50,000	4,947
Chugai Pharmaceutical Co., Ltd.	154,000	3,839
		5,631,524
Consumer discretionary 9.68%
MercadoLibre, Inc.[1]	310,259	378,516
Amazon.com, Inc.[1]	3,731,185	351,590
Flutter Entertainment PLC[1]	1,110,869	179,006
LVMH Moët Hennessy-Louis Vuitton SE	198,886	165,975
Five Below, Inc.[1]	800,000	163,440
Airbnb, Inc., Class A1	936,735	115,481
Floor & Decor Holdings, Inc., Class A1	1,193,669	109,591
Hilton Worldwide Holdings, Inc.	737,866	106,629
Chipotle Mexican Grill, Inc.[1]	65,600	97,815
Home Depot, Inc.	323,600	95,960
Dollar Tree Stores, Inc.[1]	441,000	64,068
DraftKings, Inc., Class A1	3,253,451	61,360
Evolution AB	466,939	56,498
Entain PLC	3,340,467	54,626
Starbucks Corp.	530,214	54,130
Booking Holdings, Inc.[1]	21,000	53,004
Tesla, Inc.[1]	257,000	52,867
General Motors Company	1,320,253	51,147
Rivian Automotive, Inc., Class A1	2,578,752	49,770
NIKE, Inc., Class B	394,661	46,882
YUM! Brands, Inc.	329,050	41,842
Aptiv PLC[1]	247,887	28,824
Dollar General Corp.	115,451	24,972
Target Corp.	142,657	24,038
Etsy, Inc.[1]	152,000	18,454
DoorDash, Inc., Class A1	210,850	11,525
Midea Group Co., Ltd., Class A	1,517,118	11,469
Bandai Namco Holdings, Inc.	150,000	9,270
Zhongsheng Group Holdings, Ltd.	1,671,000	8,334
Sony Group Corp.	90,000	7,555
Meituan, Class B1	238,001	4,127
		2,498,765
Financials 9.56%
Kotak Mahindra Bank, Ltd.	18,000,238	376,531
AIA Group, Ltd.	27,172,600	288,190
Berkshire Hathaway, Inc., Class B1	576,440	175,918
RenaissanceRe Holdings, Ltd.	704,320	151,358
JPMorgan Chase & Co.	1,014,300	145,400
KKR & Co., Inc.	2,305,667	129,924
ICICI Bank, Ltd.	9,342,862	96,613
Nasdaq, Inc.	1,689,182	94,696
Discover Financial Services	765,716	85,760
Tradeweb Markets, Inc., Class A	977,549	69,299
The New Economy Fund — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Intercontinental Exchange, Inc.	611,816	$62,283
Marsh & McLennan Companies, Inc.	378,669	61,397
Chubb, Ltd.	272,500	57,503
First Republic Bank	441,831	54,350
Aon PLC, Class A	169,500	51,537
Morgan Stanley	484,350	46,740
Fifth Third Bancorp	1,276,500	46,337
Blackstone, Inc., nonvoting shares	480,000	43,584
CME Group, Inc., Class A	234,083	43,390
Corebridge Financial, Inc.	2,000,000	40,440
Nu Holdings, Ltd., Class A1	7,938,746	40,011
Star Health & Allied Insurance Co., Ltd.[1]	5,796,777	39,556
MSCI, Inc.	72,700	37,960
China Merchants Bank Co., Ltd., Class A	6,913,873	37,173
LPL Financial Holdings, Inc.	144,600	36,086
Arch Capital Group, Ltd.[1]	478,262	33,478
Sumitomo Mitsui Financial Group, Inc.	758,500	33,269
Janus Henderson Group PLC	1,050,000	28,833
China Pacific Insurance (Group) Co., Ltd., Class H	10,676,000	28,290
Bajaj Finserv, Ltd.	760,000	12,272
Bank of Ningbo Co., Ltd., Class A	2,261,500	9,627
Axis Bank, Ltd.	915,100	9,344
		2,467,149
Industrials 6.93%
Airbus SE, non-registered shares	1,673,789	219,561
General Electric Co.	2,368,275	200,617
L3Harris Technologies, Inc.	722,686	152,624
Safran SA	1,055,004	149,483
TransDigm Group, Inc.	184,619	137,333
Copart, Inc.[1]	1,542,066	108,654
Union Pacific Corp.	500,500	103,744
Raytheon Technologies Corp.	937,100	91,920
Carrier Global Corp.	1,894,678	85,317
CSX Corp.	2,420,232	73,793
Huntington Ingalls Industries, Inc.	292,000	62,838
NIBE Industrier AB, Class B	5,130,181	53,125
Siemens AG	339,200	51,914
Canadian Pacific Railway, Ltd.	532,000	40,400
Rentokil Initial PLC	5,782,500	35,640
Trane Technologies PLC	185,703	34,350
Old Dominion Freight Line, Inc.	93,973	31,881
Boeing Company[1]	151,498	30,534
Recruit Holdings Co., Ltd.	1,028,500	27,980
Stericycle, Inc.[1]	498,709	23,778
Norfolk Southern Corp.	104,653	23,528
Hefei Meyer Optoelectronic Technology, Inc., Class A	4,996,184	19,497
IMCD NV	78,478	12,443
Grab Holdings, Ltd., Class A1	2,000,000	6,420
Teleperformance SE	22,560	5,870
Ryanair Holdings PLC (ADR)[1]	55,594	5,157
		1,788,401
The New Economy Fund — Page 4 of 9

unaudited
Common stocks (continued) Communication services 5.80%	Shares	Value (000)
Alphabet, Inc., Class C1	2,063,273	$186,313
Alphabet, Inc., Class A1	1,519,860	136,879
Netflix, Inc.[1]	861,229	277,428
Comcast Corp., Class A	6,682,223	248,378
ZoomInfo Technologies, Inc.[1]	6,480,237	156,627
Meta Platforms, Inc., Class A1	749,606	131,136
T-Mobile US, Inc.[1]	453,259	64,444
Epic Games, Inc.[1,3,4]	84,438	56,611
Charter Communications, Inc., Class A1	130,000	47,789
New York Times Co., Class A	1,016,000	39,116
Sea, Ltd., Class A (ADR)[1]	560,200	35,007
Warner Music Group Corp., Class A	1,083,000	34,180
Live Nation Entertainment, Inc.[1]	433,548	31,242
Take-Two Interactive Software, Inc.[1]	243,680	26,695
Activision Blizzard, Inc.	258,524	19,712
Tencent Holdings, Ltd.	112,100	4,907
		1,496,464
Energy 2.23%
Baker Hughes Co., Class A	3,138,964	96,052
Reliance Industries, Ltd.	2,935,197	82,464
Gaztransport & Technigaz SA	752,288	78,734
TechnipFMC PLC[1]	4,837,000	73,958
Neste OYJ	1,321,669	63,871
Weatherford International[1]	950,625	63,331
Schlumberger, Ltd.	1,141,000	60,713
Halliburton Company	1,599,080	57,935
		577,058
Materials 1.52%
Sherwin-Williams Company	600,000	132,810
Corteva, Inc.	1,379,000	85,898
Air Liquide SA, non-registered shares	439,252	69,950
Air Products and Chemicals, Inc.	188,300	53,850
Linde PLC	143,500	49,991
		392,499
Utilities 1.12%
PG&E Corp.[1]	16,902,555	264,018
NextEra Energy, Inc.	294,411	20,912
ENN Energy Holdings, Ltd.	263,000	3,736
		288,666
Consumer staples 0.94%
Costco Wholesale Corp.	335,900	162,636
Monster Beverage Corp.[1]	360,000	36,634
Seven & i Holdings Co., Ltd.	724,500	32,406
Ocado Group PLC[1]	1,672,431	11,040
		242,716
The New Economy Fund — Page 5 of 9

unaudited
Common stocks (continued) Real estate 0.52%	Shares	Value (000)
Embassy Office Parks REIT	17,097,311	$63,080
Equinix, Inc. REIT	63,659	43,814
Zillow Group, Inc., Class C, nonvoting shares[1]	333,800	14,020
China Resources Mixc Lifestyle Services, Ltd.	2,300,000	12,600
		133,514
Total common stocks (cost: $17,089,784,000)		23,495,309
Preferred securities 0.13% Consumer discretionary 0.11%
Maplebear, Inc., Series H, noncumulative preferred shares[1,3,4]	830,425	19,864
Maplebear, Inc., Series I, noncumulative preferred shares[1,3,4]	398,330	9,528
		29,392
Financials 0.02%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,048,500	5,043
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	22,617	464
Total preferred securities (cost: $106,533,000)		34,899
Convertible stocks 0.06% Information technology 0.06%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4]	30,562,347	16,504
Total convertible stocks (cost: $25,000,000)		16,504
Short-term securities 9.10% Money market investments 8.84%
Capital Group Central Cash Fund 4.66%[5,6]	22,802,946	2,280,295
Money market investments purchased with collateral from securities on loan 0.26%
Capital Group Central Cash Fund 4.66%[5,6,7]	312,553	31,255
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.47%[5,7]	24,481,257	24,481
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.51%[5,7]	12,209,032	12,209
		67,945
Total short-term securities (cost: $2,347,786,000)		2,348,240
Total investment securities 100.31% (cost: $19,569,103,000)		25,894,952
Other assets less liabilities (0.31)%		(80,290)
Net assets 100.00%		$25,814,662
The New Economy Fund — Page 6 of 9

unaudited
Investments in affiliates6

	Value of affiliates at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 2/28/2023 (000)	Dividend income (000)
Short-term securities 8.96%
Money market investments 8.84%
Capital Group Central Cash Fund 4.66%[5]	$2,988,551	$489,673	$1,198,218	$—[8]	$289	$2,280,295	$27,718
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 4.66%[5,7]	32,169		914[9]			31,255	—[10]
Total 8.96%				$—	$289	$2,311,550	$27,718
Restricted securities4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Epic Games, Inc.[1,3]	3/29/2021	$74,728	$56,611.22%
Maplebear, Inc., Series H, noncumulative preferred shares[1,3]	11/13/2020	49,826	19,864.08
Maplebear, Inc., Series I, noncumulative preferred shares[1,3]	2/26/2021	49,791	9,528.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3]	2/18/2022	25,000	16,504.06
Stripe, Inc., Class B1,3	5/6/2021	2,109	1,079.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	908	464	.00[11]
Total		$202,362	$104,050.40%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $72,758,000, which represented .28% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $104,050,000, which represented .40% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 2/28/2023.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Amount less than one thousand.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The New Economy Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,977,474	$—	$1,079	$7,978,553
Health care	5,631,524	—	—	5,631,524
Consumer discretionary	2,498,765	—	—	2,498,765
Financials	2,467,149	—	—	2,467,149
Industrials	1,788,401	—	—	1,788,401
Communication services	1,439,853	—	56,611	1,496,464
Energy	577,058	—	—	577,058
Materials	392,499	—	—	392,499
Utilities	288,666	—	—	288,666
Consumer staples	242,716	—	—	242,716
Real estate	133,514	—	—	133,514
Preferred securities	5,043	—	29,856	34,899
Convertible stocks	—	—	16,504	16,504
Short-term securities	2,348,240	—	—	2,348,240
Total	$25,790,902	$—	$104,050	$25,894,952

Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-014-0423O-S89784
The New Economy Fund — Page 9 of 9